UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-02258
Investment Company Act File Number

Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

June 30
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Emerging Markets Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Argentina — 0.8%
Aluar Aluminio Argentino SAIC	97,117	$88,194
Banco Macro Bansud SA, Class B(1)	130,676	311,813
Banco Macro SA, Class B ADR(1)	71,000	1,714,650
BBVA Banco Frances SA(1)	76,594	137,921
BBVA Banco Frances SA ADR(1)	23,099	130,509
Cresud SA ADR	123,200	1,588,048
Grupo Financiero Galicia SA, Class B(1)	89,316	42,067
Grupo Financiero Galicia SA, Class B ADR(1)	103,000	485,130
IRSA Inversiones y Representaciones SA(1)	119,544	97,987
IRSA Inversiones y Representaciones SA GDR(1)	57,300	475,590
Ledesma SAAI	259,501	294,412
MercadoLibre, Inc.(1)	49,000	1,884,540
Molinos Rio de la Plata SA, Class A	23	65
Molinos Rio de la Plata SA, Class B	92,923	264,769
Petrobras Energia SA ADR	72,987	1,307,197
Petrobras Energia SA, Class B	48,186	86,893
Siderar SAIC(1)	75,100	372,276
Telecom Argentina SA, Class B(1)	229,824	729,600
Telecom Argentina SA, Class B ADR(1)	181,200	2,897,388
Transportadora de Gas del Sur SA	252,923	154,663
Transportadora de Gas del Sur SA ADR	33,800	105,794

		$13,169,506

Botswana — 0.7%
Barclays Bank of Botswana	1,120,550	$1,019,697
Botswana Insurance Holdings Ltd.	298,665	359,382
First National Bank of Botswana	7,511,600	3,188,302
Letshego	420,300	815,246
Sechaba Breweries Ltd.	1,511,300	3,039,753
Sefalana Holding Co.	991,000	434,945
Standard Chartered Bank	620,790	1,460,657

		$10,317,982

Brazil — 6.0%
AES Tiete SA	15,327	$161,351
AES Tiete SA, PFC Shares	18,716	211,078
American Banknote SA	19,000	184,359
Aracruz Celulose SA, PFC Shares	63,000	140,466
B2W Companhia Global do Varejo	20,200	567,826
Banco Bradesco SA	60,000	987,243
Banco Bradesco SA, PFC Shares	236,300	4,701,724
Banco do Brasil SA	56,600	997,752
Bombril SA, PFC Shares(1)	100,000	400,768
Bradespar SA, PFC Shares	39,200	721,337
Brasil Telecom Participacoes SA	9,400	173,398
Brasil Telecom Participacoes SA, PFC Shares	81,819	872,871
Brasil Telecom SA, PFC Shares	42,212	373,608
Braskem SA, PFC Shares	16,000	101,693
BRF-Brasil Foods SA(1)	76,783	2,045,697
Centrais Eletricas Brasileiras SA	44,000	685,482
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	57,482	807,915
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	29,675	876,496
Cia de Bebidas das Americas, PFC Shares	69,465	5,734,901
Cia de Companhia de Concessoes Rodoviarias (CCR)	40,000	684,353
Cia de Saneamento Basico do Estado de Sao Paulo	23,200	446,557
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	726,284

Security	Shares	Value
Cia Energetica de Minas Gerais	9,928	$122,447
Cia Energetica de Minas Gerais, PFC Shares	91,137	1,388,970
Cia Energetica de Sao Paulo, PFC Shares	23,500	289,174
Cia Paranaense de Energia-Copel, PFC Shares	36,800	651,208
Cia Siderurgica Nacional SA (CSN)	60,300	1,850,934
Contax Participacoes SA, PFC Shares	7,550	340,850
Cosan SA Industria e Comercio(1)	52,100	575,229
CPFL Energia SA	15,000	270,434
Cyrela Brazil Realty SA	85,724	1,115,341
Diagnosticos da America SA(1)	19,400	501,754
Duratex SA, PFC Shares	45,600	721,991
EDP-Energias do Brasil SA	16,600	273,606
Eletropaulo Metropolitana SA, Class B, PFC Shares	23,068	472,011
Embratel Participacoes SA	37,424,000	227,087
Embratel Participacoes SA, PFC Shares	67,000,000	416,008
Empresa Brasileira de Aeronautica SA	152,532	882,509
Gafisa SA	47,400	713,836
Gerdau SA, PFC Shares	78,800	1,056,390
GVT Holding SA(1)	22,800	521,867
Investimentos Itau SA, PFC Shares	926,039	5,603,487
Itau Unibanco Holding SA, PFC Shares	324,892	6,546,988
JBS SA	164,700	857,154
Klabin SA, PFC Shares	47,000	111,425
Localiza Rent a Car SA	19,500	194,934
Lojas Americanas SA, PFC Shares	288,359	1,946,700
Lojas Renner SA	29,000	508,433
Lupatech SA(1)	13,700	200,133
Marcopolo SA, PFC Shares	46,300	159,421
Metalurgica Gerdau SA, PFC Shares	31,400	525,519
MRV Engenharia e Participacoes SA	39,200	752,314
Natura Cosmeticos SA	35,000	631,209
Net Servicos de Comunicacao SA, PFC Shares	109,407	1,272,792
Petroleo Brasileiro SA	275,200	6,345,631
Petroleo Brasileiro SA ADR	187,400	7,366,694
Petroleo Brasileiro SA, PFC Shares	224,600	4,437,232
Randon Participacoes SA, PFC Shares	63,700	479,656
Souza Cruz SA	28,900	1,014,828
Suzano Papel e Celulose SA	20,000	211,109
Tam SA, PFC Shares	12,600	163,581
Tele Norte Leste Participacoes SA	11,200	252,879
Tele Norte Leste Participacoes SA, PFC Shares	47,300	894,417
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	499,964
Telemar Norte Leste SA, PFC Shares	9,000	295,614
Telesp-Telecomunicacoes de Sao Paulo SA	5,050	112,596
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	18,313	459,065
Tim Participacoes SA(1)	30,104	99,746
Tim Participacoes SA, PFC Shares	88,232	219,634
Totvs SA	11,000	540,190
Tractebel Energia SA	41,300	486,760
Ultrapar Participacoes SA, PFC Shares	25,912	1,044,466
Usinas Siderurgicas de Minas Gerais SA	10,350	264,709
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	31,500	830,529
Vale SA	189,400	4,403,582
Vale SA, PFC Shares	328,292	6,782,280
Vivo Participacoes SA, PFC Shares	47,418	1,196,424
Votorantim Celulose e Papel SA(1)	11,284	185,158
Weg SA	130,700	1,245,324

		$94,137,382

Bulgaria — 0.3%
Albena Invest Holding PLC	19,550	$90,553
Bulgarian American Credit Bank JSCO(1)	38,300	565,083

Security	Shares	Value
Bulgartabak Holding	3,450	$60,658
CB First Investment Bank AD(1)	54,000	118,394
Chimimport AD(1)	487,988	914,715
Corporate Commercial Bank AD(1)	19,900	811,917
Doverie Holding AD(1)	40,000	125,351
Industrial Holding Bulgaria PLC(1)	157,774	257,925
Olovno Tzinkov Komplex AD(1)	33,800	396,558
Petrol AD(1)	76,205	296,401
Sopharma AD(1)	303,500	943,848
Vivacom	32,300	86,994

		$4,668,397

Chile — 3.0%
Administradora de Fondos de Pensiones Provida SA ADR(1)	9,800	$337,218
AES Gener SA	982,700	425,435
Almendral SA	7,092,000	677,272
Antarchile SA, Series A	28,200	454,996
Banco de Chile	7,328,779	578,570
Banco de Chile ADR	21,946	1,042,435
Banco de Credito e Inversiones	62,663	1,823,183
Banco Santander Chile SA	6,125,600	340,961
Banco Santander Chile SA ADR	47,622	2,740,170
Cap SA	12,000	309,304
Cencosud SA	857,500	2,353,582
Cia Cervecerias Unidas SA ADR	37,800	1,298,052
Cia Electro Metalurgica SA	17,500	187,813
Cia General de Electricidad SA	116,110	721,265
Cia SudAmericana de Vapores SA(1)	480,239	380,872
Colbun SA	4,658,500	1,126,599
Corpbanca SA	83,071,400	545,498
Corpbanca SA ADR	17,000	551,140
Embotelladora Andina SA, Series A ADR	25,100	382,022
Embotelladora Andina SA, Series B ADR	48,900	878,244
Empresa Nacional de Electricidad SA	222,900	347,436
Empresa Nacional de Electricidad SA ADR	61,159	2,866,522
Empresas CMPC SA	44,000	1,552,706
Empresas Copec SA	345,800	4,447,123
Empresas La Polar SA	88,300	393,515
Enersis SA	1,248,200	454,097
Enersis SA ADR	137,171	2,530,805
ENTEL SA	77,200	988,890
Grupo Security SA	1,066,690	285,760
Invercap SA	51,300	434,195
Inversiones Aguas Metropolitanas SA	211,100	243,835
Lan Airlines SA	44,000	572,268
Lan Airlines SA ADR	80,500	1,060,990
Madeco SA	4,859,800	320,009
Madeco SA ADR	105,700	696,563
Masisa SA	7,040,250	1,043,711
Minera Valparaiso SA	28,200	843,820
Parque Arauco SA	498,800	467,271
Quinenco SA	223,900	407,276
S.A.C.I. Falabella SA	723,600	3,185,288
Salfacorp SA	95,700	155,627
SM-Chile SA, Class B	2,793,600	284,569
Sociedad de Inversiones Pampa Calichera SA, Class A	834,400	1,350,825
Sociedad Quimica y Minera de Chile SA	20,950	756,448
Sociedad Quimica y Minera de Chile SA, Series B ADR	57,200	2,238,236
Sonda SA	483,700	659,011
Vina Concha y Toro SA ADR	31,000	1,291,150

		$47,032,577

Security	Shares	Value
China — 5.9%
Air China, Ltd., Class H(1)	300,000	$172,632
Aluminum Corp. of China Ltd., Class H	696,000	757,980
American Oriental Bioengineering, Inc.(1)	17,500	85,050
Angang Steel Co., Ltd., Class H	428,000	798,861
Anhui Conch Cement Co., Ltd., Class H	110,000	729,446
Baidu, Inc. ADR(1)	4,800	1,877,040
Bank of China, Ltd., Class H	3,953,000	2,073,728
Beijing Capital International Airport Co., Ltd., Class H(1)	236,000	146,291
Beijing Enterprises Holdings, Ltd.	119,000	626,169
Beijing North Star Co., Ltd., Class H	1,580,000	544,811
BOE Technology Group Co., Ltd., Class B(1)	1,405,300	322,046
BYD Co., Ltd., Class H(1)	266,000	2,183,626
Chaoda Modern Agriculture Holdings Ltd.	231,660	140,293
China Agri-Industries Holdings, Ltd.	725,000	676,373
China CITIC Bank, Class H	384,000	253,223
China Communication Services Corp., Ltd., Class H	268,000	145,393
China Communications Construction Co., Ltd., Class H	837,000	901,771
China Construction Bank, Class H	3,489,000	2,779,788
China COSCO Holdings Co., Ltd., Class H	323,150	384,231
China Dongxiang Group Co.	520,000	343,853
China Everbright, Ltd.	456,000	1,027,767
China Foods, Ltd.	460,000	318,291
China International Marine Containers Co., Ltd., Class B	163,812	167,610
China Life Insurance Co., Ltd., Class H	1,164,000	5,078,119
China Medical Technologies, Inc. ADR(1)	5,200	84,344
China Mengniu Dairy Co., Ltd.(1)	143,000	363,559
China Merchants Holdings International Co., Ltd.	824,000	2,727,568
China Merchants Property Development Co., Ltd.	588,654	1,308,152
China Mobile, Ltd.	709,400	6,938,839
China Oilfield Services, Ltd., Class H	564,000	523,873
China Overseas Land & Investment, Ltd.	828,360	1,785,052
China Petroleum & Chemical Corp., Class H	3,974,000	3,378,975
China Railway Construction Corp., Class H	404,000	535,301
China Railway Group, Ltd., Class H(1)	400,000	342,307
China Resources Enterprise, Ltd.	414,000	1,200,093
China Resources Power Holdings Co., Ltd.	209,000	482,918
China Shenhua Energy Co., Ltd., Class H	371,000	1,600,939
China Southern Airlines Co., Ltd., Class H(1)	562,500	177,191
China Telecom Corp., Ltd., Class H	1,950,000	923,587
China Travel International Investment Hong Kong, Ltd.	800,000	158,031
China Unicom, Ltd.	710,290	1,002,895
China Vanke Co., Ltd., Class B	1,185,417	1,486,490
China Yurun Food Group, Ltd.	338,000	727,641
Chongqing Changan Automobile Co., Ltd., Class B	723,024	423,838
CNOOC, Ltd.	2,097,500	2,833,248
Cosco Pacific, Ltd.	122,000	174,181
Ctrip.com International, Ltd. ADR(1)	14,600	858,334
Datang International Power Generation Co., Ltd., Class H	460,000	238,730
Dazhong Transportation Group Co., Ltd., Class B	633,875	434,537
Denway Motors, Ltd.	1,892,000	843,662
Dongfeng Motor Corp., Class H	1,298,000	1,366,294
FU JI Food & Catering Services(1)	133,000	130,425
Guangdong Electric Power Development Co., Ltd., Class B	264,000	133,314
Guangdong Investment, Ltd.	374,000	182,761
Guangdong Provincial Expressway Development Co., Ltd., Class B	234,960	110,525
Hangzhou Steam Turbine Co., Ltd., Class B	210,236	350,288
Harbin Power Equipment Co., Ltd., Class H	146,000	136,316
Huaneng Power International, Inc., Class H	960,000	637,749
Industrial & Commercial Bank of China, Ltd., Class H	5,361,000	4,013,758
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	165,600	117,261
Jiangsu Expressway Co., Ltd., Class H	352,000	287,355

Security	Shares	Value
Jiangxi Copper Co., Ltd., Class H	432,000	$961,500
Kingboard Chemical Holdings, Ltd.	164,000	621,587
Lenovo Group, Ltd.	822,000	363,111
Li Ning Co., Ltd.	215,000	660,817
Lianhua Supermarket Holdings Ltd., Class H	130,000	289,073
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	830,560
NetEase.com, Inc. ADR(1)	13,900	634,952
Parkson Retail Group, Ltd.	290,000	427,129
PetroChina Co., Ltd., Class H	2,824,300	3,209,286
PICC Property & Casualty Co., Ltd., Class H(1)	390,000	268,478
Ping An Insurance (Group) Co. of China, Ltd., Class H	333,000	2,638,322
Qingling Motors Co., Ltd., Class H	1,448,966	266,536
Samson Holding, Ltd.	1	0
Shanghai Diesel Engine Co., Ltd., Class B	534,000	323,804
Shanghai Electric Group Co., Ltd., Class H	460,000	220,748
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	181,600
Shanghai Industrial Holdings, Ltd.	175,000	787,966
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	693,062
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	276,391
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B	863,200	677,640
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	223,979
SINA Corp.(1)	9,000	341,640
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	1,628,000	677,321
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	3,201,000	752,557
Sinotrans, Ltd., Class H	300,000	70,183
Sohu.com, Inc.(1)	4,600	316,388
Tencent Holdings, Ltd.	140,800	2,270,662
Tingyi (Cayman Islands) Holding Corp.	1,184,000	2,443,467
Travelsky Technology, Ltd., Class H	812,000	620,542
Tsingtao Brewery Co., Ltd., Class H	1,124,000	4,246,375
Want Want China Holdings, Ltd.	1,454,000	853,703
Weiqiao Textile Co., Ltd., Class H	82,000	50,428
Wumart Stores, Inc., Class H	156,000	232,764
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	664,705
Yanzhou Coal Mining Co., Ltd., Class H	548,000	781,869
Zhejiang Expressway Co., Ltd., Class H	186,000	162,995
Zijin Mining Group Co., Ltd., Class H	656,000	639,751
ZTE Corp., Class H	328,120	1,718,160

		$92,954,774

Colombia — 1.0%
Almacenes Exito SA	99,500	$814,288
Banco De Bogota	14,000	240,823
Bancolombia SA ADR, PFC Shares	53,000	2,275,290
Cementos Argos SA	167,900	960,966
Cia Colombiana de Inversiones SA	39,126	887,176
Cia de Cemento Argos SA	271,300	2,262,689
Grupo Aval Acciones y Valores SA	1,192,000	462,901
Grupo de Inversiones Suramericana	126,600	1,649,791
Grupo Nacional de Chocolates SA	156,400	1,862,036
Interconexion Electrica SA	470,000	2,988,910
Proenergia Internacional(1)(2)	27,000	0
Promigas SA	27,000	577,036
Tableros y Maderas de Caldas	54,336,100	179,853
Textiles Fabricato Tejicondor SA(1)	15,075,500	166,595

		$15,328,354

Croatia — 0.7%
Adris Grupa DD, PFC Shares	27,150	$1,497,677
Atlantska Plovidba DD	14,310	3,265,072
Croatia Osiguranje DD(1)	160	151,576
Dalekovod DD(1)	9,520	804,362

Security	Shares	Value
Ericsson Nikola Tesla	3,410	$1,034,491
Hrvatske Telekomunikacije DD	25,750	1,354,019
Institut IGH DD(1)	1,110	918,305
Koncar-Elektroindustrija DD(1)	2,370	211,315
Kras DD(1)	1,645	91,216
Petrokemija DD(1)	5,250	169,831
Podravka Prehrambena Industija DD(1)	17,450	1,002,514
Privredna Banka Zagreb DD(1)	3,310	439,946
Riviera Holding DD(1)	3,830	134,840
Tankerska Plovidba DD	290	110,240

		$11,185,404

Czech Republic — 2.7%
CEZ AS	319,970	$17,182,145
Komercni Banka AS	51,300	10,271,659
Komercni Banka AS GDR	27,154	1,805,040
New World Resources NV, Class A	363,100	3,608,798
Philip Morris CR AS	3,560	1,816,413
Telefonica 02 Czech Republic AS	144,500	3,586,687
Telefonica 02 Czech Republic AS GDR(1)	54,303	1,345,406
Unipetrol AS(1)	443,200	3,642,453

		$43,258,601

Egypt — 1.5%
Alexandria Mineral Oils Co.	49,000	$387,743
Arab Cotton Ginning	733,000	738,257
Commercial International Bank	251,945	2,647,976
Credit Agricole Egypt	38,690	89,796
Eastern Tobacco	55,400	1,337,172
Egypt Kuwaiti Holding Co.	333,959	808,276
Egyptian Financial & Industrial Co.	137,064	601,306
Egyptian Financial Group-Hermes Holding SAE	263,800	1,426,143
Egyptian for Tourism Resorts(1)	2,293,300	1,100,714
Egyptian International Pharmaceutical Industrial Co.	40,120	252,604
Egyptian Media Production City(1)	52,998	68,318
El Ezz Aldekhela Steel Alexa Co.	3,050	475,767
El Ezz Steel Rebars SAE	214,800	594,330
El Sewedy Cables Holding Co.	60,900	861,256
El Watany Bank of Egypt	43,866	271,312
Maridive & Oil Services SAE	116,900	477,388
Medinet Nasr for Housing	56,250	365,611
Misr Cement	18,251	301,894
MobiNil-Egyptian Co. for Mobil Services	25,478	1,019,652
National Societe General Bank	35,065	180,053
Olympic Group Financial Investments	67,971	427,751
Orascom Construction Industries (OCI)	107,301	4,530,867
Orascom Hotel Holdings SAE(1)	11,863	98,750
Orascom Telecom Holding SAE	383,900	2,433,975
Oriental Weavers Co.	35,464	218,644
Pioneers Holding(1)	231,800	281,177
Raya Holding Co.	43,400	51,230
Sidi Kerir Petrochemicals Co.	267,800	576,318
Suez Cement Co.	42,400	309,368
Talaat Moustafa Group(1)	470,000	548,985
Telecom Egypt	230,000	749,451
Torah Portland Cement Co.	12,900	101,727

		$24,333,811

Estonia — 0.8%
AS Baltika(1)	310,189	$445,799
AS Eesti Telekom	217,071	2,008,086
AS Eesti Telekom GDR	42,400	1,066,360

Security	Shares	Value
AS Merko Ehitus	137,000	$1,074,216
AS Nordecon International	238,812	535,352
AS Norma	25,000	145,585
AS Olympic Entertainment Group(1)	2,583,717	2,950,186
AS Tallink Group, Ltd.(1)	5,507,430	3,293,414
AS Tallinna Kaubamaja	144,800	1,056,590
AS Tallinna Vesi	19,235	296,016

		$12,871,604

Ghana — 0.3%
Aluworks Ghana, Ltd.(1)	1,810,900	$549,894
CAL Bank, Ltd.	1,731,000	286,708
Ghana Commercial Bank, Ltd.	1,384,370	764,317
HFC Bank Ghana, Ltd.	3,899,473	1,668,512
Produce Buying Co., Ltd.	650,000	89,717
SSB Bank, Ltd.(1)	740,000	285,990
Standard Chartered Bank of Ghana, Ltd.	34,600	692,478
Unilever Ghana, Ltd.	249,000	587,702

		$4,925,318

Hungary — 3.1%
Danubius Hotel & Spa Rt.(1)	5,440	$106,045
EGIS Rt.	9,978	1,067,083
FHB Mortgage Bank Rt.(1)	18,000	128,750
Fotex Holding SE Co., Ltd.(1)	396,090	952,791
Magyar Telekom Rt.	2,502,634	10,980,868
Magyar Telekom Rt. ADR	37,300	820,600
MOL Hungarian Oil & Gas Rt.(1)	127,245	10,685,585
OTP Bank Rt.(1)	525,700	15,136,789
PannErgy PLC(1)	78,900	318,974
Richter Gedeon Rt.	43,622	9,049,226

		$49,246,711

India — 6.1%
Aban Offshore, Ltd.	4,700	$155,046
ACC, Ltd.	28,800	489,025
Adani Exports, Ltd.	14,600	200,988
Aditya Birla Nuvo, Ltd.	14,406	283,547
Akruti City, Ltd.	5,000	56,610
Allahabad Bank, Ltd.	64,000	158,410
Amtek Auto, Ltd.	38,500	176,034
Andhra Bank	55,000	120,861
Apollo Hospitals Enterprise, Ltd.	15,700	178,114
Asea Brown Boveri India, Ltd.	18,700	304,218
Ashok Leyland, Ltd.	123,000	107,699
Asian Paints, Ltd.	8,000	233,309
Bajaj Auto, Ltd.	11,100	343,306
Bajaj Auto, Ltd. GDR(1)(3)	7,202	223,786
Bajaj Finserv, Ltd.	11,100	64,077
Bajaj Finserv, Ltd. GDR(1)(3)	7,202	41,688
Bajaj Hindusthan, Ltd.	59,700	228,071
Bajaj Holdings & Investment, Ltd.	11,100	117,549
Bajaj Holdings & Investment, Ltd. GDR(3)	7,202	62,120
Balrampur Chini Mills, Ltd.	145,600	368,269
Bank of India	43,100	369,918
BEML, Ltd.	5,000	111,660
Bharat Electronics, Ltd.	5,000	158,770
Bharat Forge, Ltd.	42,200	241,874
Bharat Heavy Electricals, Ltd.	36,500	1,757,956
Bharat Petroleum Corp., Ltd.	14,000	166,710
Bharti Airtel, Ltd.	376,800	3,268,660
Biocon, Ltd.	38,400	205,975

Security	Shares	Value
Bombay Dyeing & Manufacturing Co., Ltd.	16,100	$130,535
Cairn India, Ltd.(1)	104,200	563,865
Canara Bank, Ltd.	21,500	143,408
Century Textiles & Industries, Ltd.	12,000	123,060
Cipla, Ltd.	161,400	936,510
Colgate-Palmolive (India), Ltd.	13,000	170,559
Container Corp. of India, Ltd.	9,000	223,133
Corporation Bank	17,000	148,790
Crompton Greaves, Ltd.	38,800	251,858
Cummins India, Ltd.	23,000	166,808
Dabur India, Ltd.	139,000	409,621
Divi’s Laboratories, Ltd.	14,000	164,056
Dr. Reddy’s Laboratories, Ltd.	13,300	272,140
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	522,600
EIH, Ltd.	52,500	133,822
Essar Oil, Ltd.(1)	178,500	587,326
Financial Technologies India, Ltd.	3,500	100,044
Gail India, Ltd.	80,250	597,212
Gail India, Ltd. GDR	25,050	1,127,250
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	257,717
Glenmark Pharmaceuticals, Ltd.(1)	40,800	201,134
GMR Infrastructure(1)	97,800	283,289
Grasim Industries, Ltd. GDR(3)	13,300	770,203
Great Eastern Shipping Co., Ltd.	15,200	86,656
GTL, Ltd.	34,000	224,034
Gujarat Ambuja Cements, Ltd.	159,800	329,989
HCL Technologies, Ltd.	49,700	350,845
HDFC Bank, Ltd.	51,200	1,749,618
HDFC Bank, Ltd. ADR	7,700	911,449
Hero Honda Motors, Ltd.	31,942	1,107,079
Hindalco Industries, Ltd.(1)	201,210	537,552
Hindustan Construction, Ltd.	71,300	193,192
Hindustan Lever, Ltd.	383,709	2,089,255
Hindustan Petroleum Corp., Ltd.	18,000	150,147
Hindustan Zinc, Ltd.	19,900	340,422
Housing Development & Infrastructure, Ltd.(1)	154,485	1,027,855
Housing Development Finance Corp.	89,000	5,136,109
I-Flex Solutions, Ltd.(1)	4,000	152,358
ICICI Bank, Ltd.	84,100	1,577,650
ICICI Bank, Ltd. ADR	21,000	809,760
IDBI Bank, Ltd.	74,000	195,144
Idea Cellular, Ltd.(1)	533,400	830,740
India Cements, Ltd.	48,000	133,754
Indiabulls Financial Services, Ltd.	41,800	163,844
Indiabulls Real Estate, Ltd.(1)	17,000	95,496
Indiabulls Securities, Ltd.	245,500	278,089
Indian Hotels Co., Ltd.	154,920	248,461
Indian Oil Corp., Ltd.	11,000	155,106
Infosys Technologies, Ltd.	147,951	7,061,565
Infrastructure Development Finance Co., Ltd.	271,900	821,860
ITC, Ltd.	611,900	2,952,518
ITC, Ltd. GDR(4)	310,700	1,505,221
IVRCL Infrastructures & Projects, Ltd.	21,600	175,439
Jain Irrigation Systems, Ltd.	12,700	207,585
Jaiprakash Associates, Ltd.	109,100	535,020
Jammu & Kashmir Bank, Ltd.	12,000	144,634
Jindal Steel & Power, Ltd.	90,000	1,091,464
JSW Steel, Ltd.	17,000	292,734
Kotak Mahindra Bank, Ltd.	32,000	515,470
Lanco Infratech, Ltd.(1)	59,900	591,713
Larsen & Toubro, Ltd.	38,200	1,334,580
Larsen & Toubro, Ltd. GDR	48,000	1,675,200

Security	Shares	Value
LIC Housing Finance, Ltd.	30,000	$479,503
Lupin, Ltd.	14,300	337,040
Mahanagar Telephone Nigam, Ltd.	31,000	58,755
Mahanagar Telephone Nigam, Ltd. ADR	38,500	144,375
Mahindra & Mahindra, Ltd.	70,700	1,291,971
Maruti Udyog, Ltd.	50,500	1,777,959
Motor Industries Co., Ltd.	3,900	334,780
Mphasis, Ltd.	27,000	372,311
Mundra Port & Special Economic Zone, Ltd.	18,500	199,060
Nagarjuna Construction Co., Ltd.	37,800	117,048
National Aluminium Co., Ltd.	24,000	172,767
Nestle India, Ltd.	12,100	565,904
Neyveli Lignite Corp., Ltd.	78,000	215,615
Nicholas Piramal India, Ltd.	21,000	166,433
NTPC, Ltd.	373,300	1,653,569
Oil & Natural Gas Corp., Ltd.	66,050	1,603,042
Patni Computer Systems, Ltd.	14,000	132,662
Petronet LNG, Ltd.	94,000	153,823
Power Grid Corp. of India, Ltd.	259,700	590,721
Punj Lloyd, Ltd.	28,800	159,247
Punjab National Bank, Ltd.	13,000	214,633
Ranbaxy Laboratories, Ltd. GDR(1)	20,500	174,250
Reliance Capital, Ltd.	62,100	1,177,279
Reliance Communications, Ltd.	248,300	1,587,766
Reliance Communications, Ltd. GDR(4)	42,816	275,337
Reliance Industries, Ltd.(1)	159,756	7,274,336
Reliance Industries, Ltd. GDR(1)(4)	21,408	1,971,677
Reliance Infrastructure, Ltd.	49,700	1,255,632
Reliance Infrastructure, Ltd. GDR	5,900	450,277
Reliance Natural Resources, Ltd.(1)	408,500	744,799
Reliance Natural Resources, Ltd. GDR(1)(4)	21,408	78,368
Reliance Power, Ltd.(1)	63,800	221,504
Sesa Goa, Ltd.	100,000	549,317
Shipping Corp. of India, Ltd.	49,500	144,967
Siemens India, Ltd.	37,200	429,050
Sintex Industries, Ltd.	23,100	121,807
State Bank of India	17,700	804,749
State Bank of India GDR	25,100	2,284,378
Steel Authority of India, Ltd.	156,000	551,298
Sterlite Industries (India), Ltd.	12,000	193,047
Sun Pharmaceuticals Industries, Ltd.	24,800	724,362
Syndicate Bank	66,000	127,475
Tata Chemicals, Ltd.	22,000	128,175
Tata Communications, Ltd. ADR	11,100	228,882
Tata Consultancy Services, Ltd.	75,980	977,424
Tata Motors, Ltd. ADR	19,800	256,608
Tata Power Co., Ltd.	61,000	1,661,396
Tata Tea, Ltd.	15,600	289,671
Tata Teleservices Maharashtra, Ltd.(1)	280,840	210,913
Titan Industries, Ltd.	6,000	155,424
Ultra Tech Cement, Ltd.	7,000	115,932
United Breweries, Ltd.	38,000	116,622
United Phosphorus, Ltd.	40,000	137,271
United Spirits, Ltd.	18,700	353,614
UTI Bank, Ltd.	88,800	1,809,746
Videocon Industries, Ltd.	36,000	187,833
Videsh Sanchar Nigam, Ltd.	12,000	120,985
Voltas, Ltd.	86,500	260,062
Wipro, Ltd.	61,000	760,138

Security	Shares	Value
Wipro, Ltd. ADR	13,100	$235,145
Zee Entertainment Enterprises, Ltd.	121,000	597,222

		$96,744,753

Indonesia — 3.8%
Aneka Tambang Tbk PT	8,587,500	$2,161,875
Astra Argo Lestari Tbk PT	420,000	908,651
Astra International Tbk PT	2,327,500	7,982,984
Bakrie Sumatera Plantations Tbk PT	10,258,500	916,549
Bakrie Telecom PT(1)	4,350,000	63,199
Bank Central Asia Tbk PT	9,779,500	4,656,327
Bank Danamon Indonesia Tbk PT	2,391,681	1,216,695
Bank Mandiri Tbk PT	5,487,000	2,651,232
Bank Negara Indonesia Persero Tbk PT	2,149,000	469,365
Bank Pan Indonesia Tbk PT(1)	3,525,272	311,854
Bank Rakyat Indonesia PT	4,290,000	3,308,143
Barito Pacific Tbk PT(1)	5,662,500	890,657
Berlian Laju Tanker Tbk PT	1,666,666	135,332
Bumi Resources Tbk PT	14,544,000	4,795,440
Energi Mega Persada Tbk PT(1)	3,938,000	155,980
Gudang Garam Tbk PT	763,500	1,173,659
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	621,954
Indocement Tunggal Prakarsa Tbk PT	1,149,500	1,254,287
Indofood Sukses Makmur Tbk PT	6,576,500	2,048,538
Indosat Tbk PT	1,592,500	892,401
International Nickel Indonesia Tbk PT(1)	2,462,000	1,049,797
Kalbe Farma Tbk PT	5,352,500	732,692
Lippo Karawaci Tbk PT(1)	6,000,000	414,669
Matahari Putra Prima Tbk PT(1)	1,600,000	170,159
Medco Energi Internasional Tbk PT	1,397,000	416,915
Perusahaan Gas Negara PT	8,674,000	3,256,021
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	454,000	356,869
Ramayana Lestari Sentosa Tbk PT	4,100,000	274,652
Semen Gresik (Persero) Tbk PT	2,655,000	1,720,524
Tambang Batubara Bukit Asam Tbk PT	948,000	1,374,095
Telekomunikasi Indonesia Tbk PT	5,845,160	5,232,170
Unilever Indonesia Tbk PT	1,343,700	1,486,964
United Tractors Tbk PT	3,996,000	6,420,089

		$59,520,738

Israel — 3.1%
Africa-Israel Investments, Ltd.(1)	12,100	$144,986
Alony Hetz Properties & Investments, Ltd.	75,200	260,504
Alvarion, Ltd.(1)	34,900	138,854
Avner Oil & Gas, Ltd.	1,712,500	501,069
Bank Hapoalim B.M.(1)	578,352	2,063,770
Bank Leumi Le-Israel(1)	711,324	2,738,875
Bezeq Israeli Telecommunication Corp., Ltd.	1,049,538	2,261,036
Cellcom Israel, Ltd.	34,200	1,040,706
Ceragon Networks, Ltd.(1)	20,600	174,276
Check Point Software Technologies, Ltd.(1)	100,141	2,838,997
Clal Industries, Ltd.	21,900	99,751
Clal Insurance Enterprise Holdings, Ltd.(1)	14,800	314,526
Delek Automotive Systems, Ltd.	17,000	201,732
Delek Group, Ltd.	2,140	361,064
Delek Real Estate, Ltd.(1)	1	1
Discount Investment Corp.	17,150	389,051
Elbit Imaging, Ltd.(1)	3,900	94,606
Elbit Systems, Ltd.	16,200	1,097,603
EZchip Semiconductor, Ltd.(1)	15,100	193,431
First International Bank of Israel, Ltd.(1)	9,100	127,382
Gazit Globe (1982), Ltd.	29,000	255,135

Security	Shares	Value
Gilat Satellite Networks, Ltd.(1)	29,100	$120,474
Harel Insurance Investments & Financial Services, Ltd.(1)	11,500	551,408
Housing & Construction Holdings, Ltd.	85,800	144,932
IDB Holding Corp., Ltd.	7,103	173,932
Israel Chemicals, Ltd.	381,215	4,396,882
Israel Corp., Ltd.	2,650	1,606,059
Israel Discount Bank, Ltd., Series A	362,800	687,526
Isramco Negev 2, LP(1)	7,844,400	681,225
Koor Industries, Ltd.	10,923	323,443
Makhteshim-Agan Industries, Ltd.	208,657	948,349
Migdal Insurance & Financial, Ltd. Holdings(1)	182,400	293,093
Mizrahi Tefahot Bank, Ltd.(1)	92,500	789,913
Ness Technologies, Inc.(1)	18,800	148,332
Nice Systems, Ltd.(1)	41,100	1,250,806
Oil Refineries, Ltd.	1,141,500	486,207
Orbotech, Ltd.(1)	10,000	94,550
Ormat Industries, Ltd.	55,900	470,546
Osem Investment, Ltd.	21,301	272,103
Partner Communications Co., Ltd.	53,560	1,012,471
Property & Building Corp., Ltd.	1,000	63,946
Retalix, Ltd.(1)	5,900	60,187
Strauss Group, Ltd.	17,400	230,245
Supersol, Ltd.	68,000	300,924
Teva Pharmaceutical Industries, Ltd.	23,099	1,167,783
Teva Pharmaceutical Industries, Ltd. ADR	332,000	16,785,920

		$48,358,611

Jordan — 0.7%
Arab Bank PLC	233,895	$4,554,883
Arab East Investment(1)	86,087	152,470
Arab Potash Co., PLC	24,500	1,191,440
Bank of Jordan	55,600	172,337
Capital Bank of Jordan(1)	179,100	349,216
Jordan Ahli Bank	69,300	148,220
Jordan Petroleum Refinery	75,200	787,802
Jordan Phosphate Mines	21,100	524,509
Jordan Steel	81,500	347,563
Jordan Telecom Corp.	67,000	480,791
Jordanian Electric Power Co.	57,501	275,347
Lafarge Jordan Cement	24,700	239,986
Middle East Complex for Engineering, Electric, & Heavy Industries PLC(1)	340,900	757,181
Taameer Jordan Co.(1)	273,800	258,214
Union Investment Corp.(1)	49,900	202,384
Union Land Development(1)	156,800	620,836
United Arab Investors(1)	623,700	614,687

		$11,677,866

Kazakhstan — 0.3%
KazMunaiGas Exploration Production GDR	186,226	$4,178,916

		$4,178,916

Kenya — 0.8%
Athi River Mining, Ltd.	561,200	$736,727
Bamburi Cement Co., Ltd.	366,541	820,425
Barclays Bank of Kenya, Ltd.	1,664,880	1,004,841
East African Breweries, Ltd.	1,812,440	3,400,890
Equity Bank, Ltd.	4,185,400	793,437
ICDC Investment Co.(1)	808,000	125,183
KenolKobil, Ltd.	238,000	156,432
Kenya Airways, Ltd.	1,127,600	302,410
Kenya Commercial Bank, Ltd.	6,740,400	1,889,856
Kenya Electricity Generating Co., Ltd.	1,242,800	192,539

Security	Shares	Value
Kenya Power & Lighting, Ltd.	112,650	$181,425
Mumias Sugar Co., Ltd.	2,730,114	252,657
Nation Media Group, Ltd.	179,346	284,708
NIC Bank, Ltd.	582,595	248,956
Safaricom, Ltd.	19,565,900	973,827
Standard Chartered Bank Kenya, Ltd.	293,420	550,832

		$11,915,145

Kuwait — 0.6%
Aerated Concrete Industries Co.	105,000	$163,061
Agility(1)	190,000	835,456
Al Ahli Bank of Kuwait KSC	63,000	108,829
Al Safwa Group Co.(1)	2,320,000	517,007
Al-Mazaya Holding Co.(1)	99,000	58,650
Boubyan Bank KSC(1)	125,000	242,956
Boubyan Petrochemicals Co.	280,000	444,600
Burgan Bank SAK(1)	88,000	113,628
Commercial Bank of Kuwait SAK	95,000	331,530
Commercial Real Estate Co. KSCC(1)	363,800	167,585
Global Investment House KSCC(1)	51,500	20,848
Gulf Bank(1)	180,000	216,792
Investment Dar Co.(1)	125,000	37,515
Kuwait Finance House KSC	154,000	709,405
Kuwait International Bank(1)	198,000	171,363
Kuwait Pipes Industries & Oil Services Co.(1)	360,000	273,879
Kuwait Projects Co. Holdings KSC	155,000	247,572
Mabanee Co. SAKC(1)	110,000	284,069
Mobile Telecommunications Co.	450,000	2,041,529
National Bank of Kuwait SAK	305,250	1,363,532
National Industries Group Holding(1)	587,500	943,116
National Investment Co.(1)	75,000	157,041
National Real Estate Co.(1)	269,800	305,155
Qurain Holding Co.(1)	760,000	117,221
Sultan Center Food Products Co.(1)	280,000	249,171

		$10,121,510

Latvia — 0.0%
Grindeks(1)	12,000	$117,553
Latvian Shipping Co.(1)	96,000	114,883

		$232,436

Lebanon — 0.2%
Byblos Bank	200,476	$360,857
Solidere	132,350	3,318,761

		$3,679,618

Lithuania — 0.5%
Apranga PVA(1)	363,680	$466,674
Bankas Snoras(1)	1,869,249	999,244
Invalda PVA(1)	70,800	96,222
Klaipedos Nafta PVA	1,576,663	660,081
Lietuvos Dujos	200,000	225,765
Lietuvos Energija(1)	37,000	45,503
Panevezio Statybos Trestas	323,592	647,501
Pieno Zvaigzdes	94,000	125,097
Rokiskio Suris(1)	177,000	240,534
Rytu Skirstomieji Tinklai(1)	141,300	146,327
Sanitas(1)	17,500	80,886
Siauliu Bankas(1)	441,032	234,242
Teo LT AB	2,619,305	2,106,739

Security	Shares	Value
Teo LT AB GDR(3)	60,000	$482,592
Ukio Bankas Commercial Bank(1)	3,320,291	1,829,600

		$8,387,007

Malaysia — 2.7%
Affin Holdings Bhd	236,000	$132,628
Airasia Bhd(1)	282,700	114,048
Alliance Financial Group Bhd	330,800	242,098
AMMB Holdings Bhd	615,900	755,941
Astro All Asia Networks PLC	346,000	349,395
Batu Kawan Bhd	100,300	268,049
Berjaya Corp. Bhd	1,548,100	446,088
Berjaya Sports Toto Bhd	237,197	303,290
British American Tobacco Malaysia Bhd	48,800	620,622
Bursa Malaysia Bhd	142,000	334,031
CIMB Group Holdings Bhd	708,633	2,267,081
Dialog Group Bhd	588,000	208,005
Digi.com Bhd	133,400	825,654
EON Capital Bhd	111,000	172,616
Gamuda Bhd	1,411,000	1,287,702
Genting Bhd	842,500	1,664,863
Genting Plantations Bhd	121,000	209,471
Guinness Anchor Bhd	67,000	133,486
Hong Leong Bank Bhd	252,400	478,442
Hong Leong Financial Group Bhd	61,500	95,437
IGB Corp. Bhd	312,000	160,975
IJM Corp. Bhd	612,920	793,407
IOI Corp. Bhd	1,294,939	1,937,045
Kencana Petroleum Bhd	425,000	259,395
Kinsteel Bhd	525,000	142,596
KLCC Property Holdings Bhd	250,000	239,460
Kuala Lumpur Kepong Bhd	183,850	731,269
Kulim (Malaysia) Bhd	115,700	246,850
Lafarge Malayan Cement Bhd	468,660	848,088
Landmarks Bhd(1)	220,700	84,496
Lion Industries Corp. Bhd	436,600	190,695
Malayan Banking Bhd	1,152,486	2,207,775
Malaysian Airline System Bhd(1)	683,133	587,073
Malaysian Airline System Bhd, PFC Shares	110,133	24,343
Malaysian Bulk Carriers Bhd	205,000	179,505
Malaysian Pacific Industries Bhd	73,000	119,734
Malaysian Resources Corp. Bhd(1)	451,200	176,248
Media Prima Bhd	242,300	112,458
MISC Bhd	112,000	287,655
MISC Bhd(5)	324,200	832,525
MMC Corp. Bhd	662,000	472,950
Muhibbah Engineering (M) Bhd	639,400	235,174
Multi-Purpose Holdings Bhd	430,540	230,789
Nestle Malaysia Bhd	6,000	59,809
OSK Holdings Bhd	218,000	90,462
OSK Ventures International Bhd(1)	33,030	4,515
Parkson Holdings Bhd	559,380	823,132
Petra Perdana Bhd	322,567	235,323
Petronas Dagangan Bhd	374,700	930,439
Petronas Gas Bhd	135,300	380,228
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd	700,900	673,646
Pos Malaysia Bhd	110,000	72,393
PPB Group Bhd	252,000	1,118,190
Public Bank Bhd	702,398	2,070,878
Ranhill Bhd	204,900	54,771
Resorts World Bhd	1,258,800	993,757
RHB Capital Bhd	260,500	380,795

Security	Shares	Value
SapuraCrest Petroleum Bhd	650,000	$357,204
Sarawak Energy Bhd	730,500	459,427
Shell Refining Co. Bhd	201,100	620,557
Sime Darby Bhd	1,778,709	4,358,049
Sino Hua-An International Bhd(1)	2,699,600	387,494
SP Setia Bhd	380,100	441,423
Star Publications (M) Bhd	104,000	97,015
Ta Ann Holdings Bhd	137,280	171,535
TA Enterprise Bhd	386,000	157,916
Tan Chong Motor Holdings Bhd	219,000	132,056
Tanjong PLC	146,400	632,916
Tenaga Nasional Bhd	550,625	1,300,663
Titan Chemicals Corp. Bhd(1)	940,500	303,817
TM International Bhd(1)	490,875	438,675
Top Glove Corp. Bhd	105,000	215,178
Uchi Technologies Bhd	237,400	88,365
UMW Holdings Bhd	114,000	206,908
Unisem (M) Bhd	215,000	97,186
Wah Seong Corp. Bhd	330,000	229,148
WCT Bhd	699,500	563,845
WTK Holdings Bhd	200,500	65,334
YTL Corp. Bhd	255,391	527,556
YTL Power International Bhd	880,699	551,678
Zelan Bhd	147,200	37,689

		$42,339,424

Mauritius — 0.8%
Air Mauritius, Ltd.(1)	83,400	$38,838
Ireland Blyth, Ltd.	64,209	106,946
Mauritius Commercial Bank	1,071,595	4,977,765
Mauritius Development Investment Trust Co., Ltd.	600,000	92,958
Mon Tresor & Mon Desert, Ltd.	23,449	62,250
New Mauritius Hotels, Ltd.	594,400	2,716,465
Rogers & Co., Ltd.	48,555	476,096
Shell Mauritius, Ltd.	22,000	73,574
State Bank of Mauritius, Ltd.	920,199	2,435,264
Sun Resorts, Ltd.	369,662	894,359
United Basalt Products, Ltd.	85,125	192,408

		$12,066,923

Mexico — 5.9%
Alfa SA de CV, Series A	362,872	$1,735,451
America Movil SAB de CV, Series L	9,766,158	21,381,786
Banco Compartamos SA de CV	391,500	1,430,018
Carso Global Telecom SA de CV, Series A1(1)	295,500	1,216,198
Carso Infraestructura y Construccion SA(1)	830,000	465,518
Cemex SAB de CV, Series CPO(1)	9,249,451	11,937,870
Coca-Cola Femsa SA de CV, Series L	77,000	369,454
Consorcio ARA SA de CV(1)	562,100	337,335
Controladora Comercial Mexicana SA de CV(1)	432,600	344,875
Corporacion GEO SA de CV, Series B(1)	239,200	650,414
Desarrolladora Homex SA de CV(1)	104,900	658,918
Empresas ICA SAB de CV(1)	635,800	1,497,995
Fomento Economico Mexicano SA de CV, Series UBD	1,140,300	4,341,707
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	768,333
Grupo Bimbo SA de CV, Series A	221,227	1,232,099
Grupo Carso SA de CV, Series A1	811,400	2,621,705
Grupo Elektra SA de CV	36,526	1,447,834
Grupo Financiero Banorte SA de CV, Class O	1,911,800	6,396,747
Grupo Financiero Inbursa SA de CV, Class O	1,453,908	4,114,936
Grupo Iusacell SA de CV(1)	142,465	474,567
Grupo Mexico SA de CV, Series B(1)	3,973,061	7,323,832

Security	Shares	Value
Grupo Modelo SA de CV, Series C(1)	350,500	$1,313,758
Grupo Televisa SA, Series CPO	803,418	2,972,712
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	1,181,591
Industrias CH SA, Series B(1)	72,952	255,713
Industrias Penoles SA de CV	110,629	1,846,767
Kimberly-Clark de Mexico SA de CV	315,470	1,309,141
Mexichem SA de CV	1,191,673	1,796,736
Organizacion Soriana SAB de CV, Class B(1)	166,700	413,014
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	381,697
Telefonos de Mexico SA de CV, Series L	3,656,760	3,194,280
Telmex Internacional SAB de CV, Class L	3,406,160	2,384,842
TV Azteca SA de CV, Series CPO	593,565	257,269
Urbi Desarrollos Urbanos SA de CV(1)	317,700	644,015
Vitro SA de CV, Series A(1)	124,168	61,178
Wal-Mart de Mexico SAB de CV, Series V	1,296,632	4,495,990

		$93,256,295

Morocco — 1.4%
Attijariwafa Bank	72,400	$2,516,153
Banque Centrale Populaire	14,000	482,792
Banque Marocaine du Commerce Exterieur (BMCE)	90,900	2,787,344
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	786,054
Centrale Laitiere	420	505,617
Ciments du Maroc	1,665	323,449
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	313,103
Credit Immobilier et Hotelier	11,400	555,483
CTM	1,560	55,838
Douja Promotion Groupe Addoha SA	164,500	2,564,832
Holcim Maroc SA	2,082	506,450
Lafarge Ciments	1,100	198,156
Lesieur Cristal SA	863	112,748
Managem(1)	12,400	395,571
Maroc Telecom	241,641	4,355,100
ONA SA	15,623	2,618,841
Samir(1)	6,247	490,543
Societe des Brasseries du Maroc	1,229	610,980
Societe Nationale d’Investissement	4,065	889,561
SONASID (Societe Nationale de Siderurgie)	2,472	624,559
Wafa Assurance	600	146,544

		$21,839,718

Nigeria — 0.7%
Access Bank PLC	11,267,700	$461,808
African Petroleum PLC	1,192,000	246,362
Ashaka Cement PLC	833,000	67,828
Cadbury Nigeria PLC(1)	400,000	36,211
Conoil PLC(1)	322,000	77,634
Dangote Sugar Refinery PLC	5,525,654	544,496
First Bank of Nigeria PLC	13,641,551	1,321,297
First City Monument Bank PLC	12,831,301	513,973
Guaranty Trust Bank PLC	11,752,480	1,049,955
Guiness Nigeria PLC	418,750	401,806
Intercontinental Bank PLC(1)	9,638,600	244,180
Mobil Nigeria PLC	148,760	104,198
Nestle Foods Nigeria PLC	100,000	138,650
Nigeria Bottling Co., PLC(1)	300,000	36,002
Nigerian Breweries PLC	2,812,000	1,031,175
Oando PLC	406,800	237,073
Oceanic Bank International PLC(1)	8,903,675	192,309
PlatinumHabib Bank PLC	5,985,953	139,812
PZ Cussons Nigeria PLC	2,770,832	406,354
Total Nigeria PLC	149,500	150,539

Security	Shares	Value
UAC of Nigeria PLC	1,581,000	$390,746
UACN Property Development Co., PLC	2,000,000	266,987
Unilever Nigeria PLC	3,750,000	361,540
Union Bank of Nigeria PLC	3,285,332	156,758
United Bank for Africa PLC	15,691,005	1,469,523
Zenith Bank, Ltd.	10,807,950	1,008,217

		$11,055,433

Oman — 0.7%
Ahli Bank	76,440	$39,991
Al Jazeira Services Co.(1)	118,008	94,348
Bank Dhofar SAOG	428,911	678,337
Bank Muscat SAOG	866,950	2,035,978
Bank Sohar(1)	690,000	383,855
Dhofar International Development & Investment Holding Co.	143,200	155,966
Galfar Engineering & Contracting SAOG	407,400	676,150
National Bank of Oman, Ltd.	303,730	259,657
Oman Cables Industry SAOG	60,400	253,490
Oman Cement Co., SAOG	252,000	472,605
Oman Flour Mills Co., Ltd. SAOG	266,000	401,016
Oman International Bank SAOG	960,580	775,185
Oman National Investment Corp. Holdings(1)	104,000	139,145
Oman Telecommunications Co.	602,060	2,185,829
Ominvest	107,599	143,420
Port Services Corp., Ltd.	41,220	71,831
Raysut Cement Co., SAOG	266,710	1,278,349
Renaissance Holdings Co.	538,340	932,060
Shell Oman Marketing Co.	66,100	354,213

		$11,331,425

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	96,470	$127,606
Allied Bank, Ltd.	37,224	21,038
Arif Habib Securities, Ltd.	725,975	373,201
Askari Commercial Bank, Ltd.(1)	153,140	41,710
Azgard Nine, Ltd.(1)	1,001,400	330,308
Bank AL Habib, Ltd.	105,582	39,727
Bank Alfalah, Ltd.(1)	1,884,394	285,514
Bank of Punjab(1)	120,243	22,339
D.G. Khan Cement Co., Ltd.(1)	333,600	137,877
EFU General Insurance, Ltd.	53,500	67,164
Engro Chemical Pakistan, Ltd.	354,800	777,778
Fauji Fertilizer Bin Qasim, Ltd.	141,000	39,167
Fauji Fertilizer Co., Ltd.	406,395	504,573
Faysal Bank, Ltd.(1)	132,250	20,833
Hub Power Co., Ltd.	3,759,500	1,419,532
ICI Pakistan, Ltd.	52,500	112,374
Indus Motor Co., Ltd.	112,000	237,024
Jahangir Siddiqui & Co., Ltd.(1)	897,200	411,055
Kot Addu Power Co., Ltd.	137,500	88,319
Lucky Cement, Ltd.(1)	515,900	465,818
Muslim Commercial Bank, Ltd.	676,417	1,793,855
National Bank of Pakistan	483,566	490,486
National Refinery, Ltd.	19,200	52,999
NIB Bank, Ltd.(1)	337,557	23,137
Nishat Mills, Ltd.	846,400	676,937
Oil & Gas Development Co., Ltd.	1,064,100	1,369,280
Pak Suzuki Motor Co., Ltd.	69,450	72,949
Pakistan Oil Fields, Ltd.	100,200	250,112
Pakistan Petroleum, Ltd.	338,184	768,600
Pakistan State Oil Co., Ltd.	137,300	513,472
Shell Pakistan, Ltd.	15,625	49,791

Security	Shares	Value
SUI Northern Gas Pipelines, Ltd.	585,700	$199,952
SUI Southern Gas Co., Ltd.	891,000	146,571
Telecard, Ltd.(1)	1	0
United Bank, Ltd.	770,750	538,487

		$12,469,585

Peru — 1.6%
Alicorp SA	1,589,463	$1,186,064
Cementos Lima SA	10,211	113,406
Cia de Minas Buenaventura SA	82,880	2,905,295
Cia de Minas Buenaventura SA ADR	40,976	1,442,765
Cia Minera Atacocha SA, Class B, PFC Shares	129,655	63,899
Cia Minera Milpo SA	651,029	1,667,538
Credicorp, Ltd.	72,100	5,605,308
Edegel SA	2,023,411	1,088,516
Empresa Agroindustrial Casa Grande SA(1)	78,200	197,586
Ferreyros SA	545,089	548,636
Grana y Montero SA	439,692	466,970
Luz del Sur SAA	83,400	142,124
Minsur SA	353,485	993,745
Sociedad Minera Cerro Verde SA(1)	47,600	1,142,400
Sociedad Minera el Brocal SA	45,100	641,770
Southern Copper Corp.	195,294	5,993,845
Volcan Cia Minera SA, Class B(1)	899,800	1,158,615

		$25,358,482

Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	12,558,000	$1,902,567
Alliance Global Group, Inc.(1)	2,145,000	216,386
Altlas Consolidated Mining & Development Corp.(1)	765,000	139,980
Ayala Corp.	138,032	878,758
Ayala Land, Inc.	3,313,008	800,918
Banco De Oro	873,000	633,773
Bank of the Philippine Islands	965,076	914,235
Benpres Holdings Corp.(1)	14,870,000	1,080,075
Filinvest Land, Inc.	16,105,546	317,981
First Gen Corp.(1)	285,000	95,815
First Philippine Holdings Corp.(1)	274,000	218,947
Globe Telecom, Inc.	17,000	350,705
Holcim Philippines, Inc.	4,124,000	408,017
International Container Terminal Services, Inc.	1,193,000	552,431
JG Summit Holding, Inc.	7,774,200	1,079,635
Jollibee Foods Corp.	467,000	487,073
Manila Electric Co.	465,214	1,665,451
Manila Water Co.	477,100	155,667
Megaworld Corp.	8,560,000	269,686
Megaworld Corp.(7)	2,140,000	67,421
Metropolitan Bank & Trust Co.	654,875	530,493
Philex Mining Corp.(1)	1,875,000	343,368
Philippine Long Distance Telephone Co.	74,060	3,769,909
PNOC Energy Development Corp.	2,541,000	250,967
Robinsons Land Corp.	860,000	189,771
San Miguel Corp., Class B	1,983,600	2,782,918
SM Investments Corp.	111,232	761,805
SM Prime Holdings, Inc.	2,212,040	488,857
Universal Robina Corp.	950,000	219,782

		$21,573,391

Poland — 3.1%
AmRest Holdings NV(1)	9,400	$249,983
Bank Handlowy w Warszawie SA(1)	24,785	551,245
Bank Millennium SA(1)	488,243	780,287

Security	Shares	Value
Bank Pekao SA(1)	99,985	$5,340,197
Bank Przemyslowo-Handlowy BPH(1)	3,226	72,565
Bank Zachodni WBK SA(1)	35,901	1,889,958
Bioton SA(1)	2,987,100	271,615
BRE Bank SA(1)	17,612	1,486,342
Budimex SA	43,576	1,230,865
Cersanit SA(1)	80,000	451,310
Cinema City International NV(1)	19,500	168,815
ComArch SA(1)	4,100	98,884
Cyfrowy Polsat SA	120,560	626,107
Debica SA	5,700	127,150
Dom Development SA	8,250	131,501
Echo Investment SA(1)	240,000	352,139
Eurocash SA	35,303	172,006
Getin Holding SA(1)	218,933	700,217
Globe Trade Centre SA(1)	76,488	645,468
Grupa Kety SA(1)	2,600	93,616
Grupa Lotos SA(1)	194,707	1,670,754
KGHM Polska Miedz SA	129,518	3,932,279
KGHM Polska Miedz SA GDR	11,300	702,860
LC Corp. SA(1)	608,300	335,194
LPP SA(1)	162	86,375
Mostostal Zabrze - Holding SA(1)	87,000	134,139
Mostostal-Export SA(1)	196,313	154,699
Mostostal-Warszawa SA(1)	10,400	279,315
Netia SA(1)	337,600	472,970
NG2 SA(1)	12,000	197,202
Orbis SA(1)	60,680	1,025,920
PBG SA(1)	22,195	1,629,957
Polimex Mostostal SA	588,276	805,212
Polish Oil & Gas	1,263,166	1,590,985
Polnord SA(1)	6,800	87,913
Polska Grupa Farmaceutyczna SA(1)	9,000	147,522
Polski Koncern Naftowy Orlen SA(1)	284,795	2,968,350
Powszechna Kasa Oszczednosci Bank Polski SA(1)	335,627	3,959,186
Przedsiebiorstwo Eksportu i Importu KOPEX SA(1)	22,700	174,142
Softbank SA	138,258	2,987,276
Telekomunikacja Polska SA	988,445	5,457,928
Telekomunikacja Polska SA GDR	169,000	921,270
Telekomunikacja Polska SA GDR(4)	76,100	414,844
TVN SA	544,266	2,694,793
Vistula Group SA(1)	258,100	243,443
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,000	190,096

		$48,704,894

Qatar — 1.5%
Barwa Real Estate Co.(1)	45,543	$439,429
Commercial Bank of Qatar	55,532	1,213,174
Doha Bank, Ltd.	43,119	604,339
First Finance Co.	98,957	618,223
Gulf International Services QSC	106,700	981,890
Industries Qatar	145,507	4,577,579
Masraf Al Rayan	364,700	1,254,218
Qatar Electricity & Water Co.	48,900	1,347,127
Qatar Fuel	10,000	462,548
Qatar Gas Transport Co., Ltd. (NAKILAT)(1)	354,556	2,497,264
Qatar Insurance Co.	14,700	275,769
Qatar International Islamic Bank	32,210	415,607
Qatar Islamic Bank	54,215	1,332,129
Qatar National Bank	74,420	3,071,774
Qatar National Cement Co.	5,718	129,068
Qatar National Navigation	49,870	920,661

Security	Shares	Value
Qatar Real Estate Investment Co.	18,000	$132,489
Qatar Shipping Co.	68,660	626,264
Qatar Telecom QSC	66,265	2,716,511
Salam International Investment Co., Ltd.	41,596	110,178
United Development Co.	30,700	337,056

		$24,063,297

Romania — 1.0%
Antibiotice SA	1,248,900	$313,574
Banca Transilvania	7,656,341	4,226,800
Biofarm Bucuresti(1)	8,097,100	610,705
BRD-Group Societe Generale	1,361,400	5,861,925
Impact SA(1)	542,590	112,081
Rompetrol Rafinare SA(1)	50,944,900	994,304
SNP Petrom SA(1)	33,919,406	3,096,715
Transelectrica SA	101,000	453,229

		$15,669,333

Russia — 7.0%
Aeroflot-Russian International Airlines	749,030	$1,133,038
AvtoVAZ(1)	2,100,000	1,032,646
Comstar United Telesystems GDR	202,327	1,063,729
CTC Media, Inc.(1)	86,800	1,364,496
Evraz Group SA GDR(3)	35,750	935,360
Gazprom Neft	77,000	323,065
Irkutskenergo ADR(1)	13,500	297,000
JSC Scientific Production Corp. Irkut ADR(1)	18,333	181,429
LUKOIL ADR	157,500	8,564,792
Magnitogorsk Iron & Steel Works GDR(1)	58,800	548,741
Mechel ADR	103,700	1,864,526
MMC Norilsk Nickel ADR(1)	255,000	3,168,325
Mobile TeleSystems	943,800	6,402,945
Mobile TeleSystems ADR	40,600	1,959,762
Mosenergo(1)	2,840,462	263,459
Mosenergo ADR(1)	12,900	120,873
NovaTek OAO GDR(3)	61,800	3,065,133
OAO Gazprom ADR	799,300	18,674,376
OAO Inter Rao Ues(1)	154,564,289	146,218
OAO Rosneft Oil Co. GDR	796,600	6,014,932
OAO TMK GDR(3)	10,400	162,448
OGK-1(1)	3,551,804	76,062
OGK-3(1)	1,518,936	66,472
OGK-4 OJSC(1)	3,793,107	168,793
Pegas Nonwovens SA	24,000	647,854
Polymetal GDR(1)	48,800	386,008
Polyus Gold ADR	22,784	518,564
Rostelecom ADR	63,133	1,853,585
RusHydro(1)	85,305,794	2,977,172
Sberbank	6,569,380	13,227,052
Sberbank GDR(3)	8,042	1,787,597
Sberbank, PFC Shares	862,200	1,062,449
Surgutneftegaz ADR	698,200	5,989,407
Surgutneftegaz ADR, PFC Shares	245,000	894,250
Tatneft GDR	167,432	4,160,049
TGK-2(1)	47,933,134	11,025
TGK-4(1)	58,575,771	19,506
Transneft	200	163,676
Uralkali(1)	329,500	1,242,204
Uralsvyazinform	36,297,620	804,065
Vimpel-Communications ADR(1)	340,530	6,367,911
VTB Bank OJSC GDR(3)	1,317,874	4,900,538

Security	Shares	Value
Wimm-Bill-Dann Foods OJSC ADR(1)	49,500	$3,539,745
X5 Retail Group NV GDR(1)	97,800	2,386,519

		$110,537,796

Slovenia — 0.6%
Gorenje DD(1)	17,044	$283,668
Istrabenz(1)	1,196	13,097
KRKA DD	42,457	4,470,504
Luka Koper	13,236	472,224
Mercator Poslovni Sistem	1,624	425,407
Nova Kreditna Banka Maribor	61,000	1,068,928
Petrol	872	413,488
Sava DD	1,843	618,256
Telekom Slovenije DD	6,659	1,456,821
Zavarovalnica Triglav DD	14,822	574,985

		$9,797,378

South Africa — 6.1%
ABSA Group, Ltd.	74,173	$1,189,093
Adcock Ingram Holdings, Ltd.	72,016	461,036
Adcorp Holdings, Ltd.	33,900	124,382
AECI, Ltd.	25,300	198,452
African Bank Investments, Ltd.	288,115	1,135,023
African Oxygen, Ltd. (AFROX)	143,280	391,332
African Rainbow Minerals, Ltd.	17,000	340,699
Allied Electronics Corp., Ltd.	23,200	83,649
Allied Electronics Corp., Ltd., PFC Shares	136,400	482,572
Allied Technologies, Ltd.	14,300	132,142
Anglo Platinum, Ltd.(1)	9,500	847,500
AngloGold Ashanti, Ltd.	87,834	3,561,921
AngloGold Ashanti, Ltd. ADR	25,699	1,047,491
Aspen Pharmacare Holdings, Ltd.(1)	195,268	1,613,974
Astral Foods, Ltd.	26,100	361,427
Aveng, Ltd.	321,796	1,854,862
AVI, Ltd.	228,000	576,271
Barloworld, Ltd.	160,500	1,050,075
Bidvest Group, Ltd.	283,503	4,488,472
British American Tobacco PLC	50,150	1,569,344
Clicks Group, Ltd.	218,200	665,457
DataTec, Ltd.	156,700	505,983
Discovery Holdings, Ltd.	160,754	625,189
Distribution & Warehousing Network, Ltd.(1)	61,700	66,544
FirstRand, Ltd.	1,074,185	2,372,591
Foschini, Ltd.	104,323	864,686
Freeworld Coatings, Ltd.	110,200	131,471
Gold Fields, Ltd.	203,880	2,790,178
Grindrod, Ltd.	301,000	639,194
Group Five, Ltd.	76,500	446,877
Growthpoint Properties, Ltd.	479,900	863,900
Harmony Gold Mining Co., Ltd.(1)	93,500	1,013,384
Highveld Steel & Vanadium Corp., Ltd.	8,300	82,692
Hyprop Investments, Ltd.	65,400	368,910
Illovo Sugar, Ltd.	51,000	221,724
Impala Platinum Holdings, Ltd.	151,968	3,558,622
Investec, Ltd.	65,000	497,023
JSE, Ltd.	45,700	377,411
Kumba Iron Ore, Ltd.	30,100	996,763
Kumba Resources, Ltd.	51,400	617,968
Lewis Group, Ltd.	39,800	293,726
Liberty Holdings, Ltd.	52,100	471,225
Massmart Holdings, Ltd.	99,600	1,167,446
Medi-Clinic Corp., Ltd.	146,900	436,225

Security	Shares	Value
Merafe Resources, Ltd.(1)	392,000	$84,763
Metropolitan Holdings, Ltd.	180,600	308,421
Mittal Steel South Africa, Ltd.	24,301	390,214
Mondi, Ltd.	36,800	191,344
Mr. Price Group, Ltd.	188,400	854,548
MTN Group, Ltd.	1,018,980	16,623,309
Murray & Roberts Holdings, Ltd.	230,900	1,826,337
Mvelaphanda Group, Ltd.	295,100	239,675
Nampak, Ltd.	65,700	148,524
Naspers, Ltd., Class N	118,276	4,048,763
Nedbank Group, Ltd.	59,600	950,236
Netcare, Ltd.(1)	395,900	546,545
Northam Platinum, Ltd.	34,000	149,850
Palabora Mining Co., Ltd.	10,600	135,718
Pangbourne Properties, Ltd.	248,750	532,543
Pick’n Pay Holdings, Ltd.	125,270	282,038
Pick’n Pay Stores, Ltd.	152,660	810,750
Pretoria Portland Cement Co., Ltd.	144,591	653,667
PSG Group, Ltd.	50,000	155,568
Raubex Group, Ltd.	111,200	378,210
Redefine Income Fund, Ltd.	104,396	100,057
Remgro, Ltd.	123,505	1,459,329
Reunert, Ltd.	150,400	1,121,907
RMB Holdings, Ltd.	249,000	908,613
Sanlam, Ltd.	618,590	1,690,450
Santam, Ltd.	27,610	325,843
Sappi, Ltd.	144,600	547,446
Sasol, Ltd.	156,936	5,945,665
Shoprite Holdings, Ltd.	166,153	1,372,484
Spar Group, Ltd.	79,260	681,920
Standard Bank Group, Ltd.	344,150	4,467,446
Steinhoff International Holdings, Ltd.	297,500	655,230
Sun International, Ltd.	51,756	605,695
Telkom South Africa, Ltd.	214,800	1,240,260
Tiger Brands, Ltd.	72,016	1,444,636
Tongaat-Hulett	25,322	317,797
Trencor, Ltd.	25,400	74,526
Truworths International, Ltd.	115,241	654,069
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	1,098,041
Woolworths Holdings, Ltd.	98,942	213,040

		$95,820,383

South Korea — 5.9%
Amorepacific Corp.	783	$560,609
Busan Bank	73,284	811,110
Cheil Industries, Inc.	10,900	471,657
Cheil Worldwide, Inc.	866	213,468
CJ CheilJedang Corp.	777	136,268
CJ Corp.	9,583	450,456
Daegu Bank	27,080	387,008
Daelim Industrial Co., Ltd.	9,870	603,070
Daesang Corp.(1)	29,700	193,478
Daewoo Engineering & Construction Co., Ltd.	33,200	392,335
Daewoo International Corp.	10,197	302,818
Daewoo Motor Sales Corp.(1)	1,724	16,850
Daewoo Securities Co., Ltd.	22,760	414,312
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,580	459,207
Daishin Securities Co.	14,000	191,633
Dong-A Pharmaceutical Co., Ltd.	1,989	165,580
Dongbu Insurance Co., Ltd.	10,020	305,867
Dongkuk Steel Mill Co., Ltd.	18,400	424,634
Doosan Corp.	4,600	346,303

Security	Shares	Value
Doosan Heavy Industries & Construction Co., Ltd.	12,424	$708,109
Doosan Infracore Co., Ltd.	30,110	433,841
Eugene Investment & Securities Co., Ltd.(1)	287,000	273,003
GLOVIS Co., Ltd.	3,250	306,625
GS Engineering & Construction Corp.	6,000	467,060
GS Holdings Corp.	10,154	280,120
Hanarotelecom, Inc.(1)	55,439	244,477
Hanil Cement Co., Ltd.	1,200	81,930
Hanjin Shipping Co., Ltd.	12,900	224,052
Hanjin Transportation Co., Ltd.	3,200	87,094
Hankook Tire Co., Ltd.	33,930	673,579
Hanmi Pharm Co., Ltd.	1,709	173,729
Hansol Paper Co., Ltd.(1)	7,700	77,847
Hanwha Chemical Corp.	65,820	711,637
Hanwha Corp.	17,300	629,238
Hanwha Securities Co., Ltd.	40,000	324,577
Hite Brewery Co., Ltd.	878	125,004
Honam Petrochemical Corp.	6,600	494,786
Hotel Shilla Co., Ltd.	12,750	186,353
Hynix Semiconductor, Inc.(1)	20,070	336,183
Hyosung Corp.	8,400	481,060
Hyundai Department Store Co., Ltd.	3,900	363,034
Hyundai Development Co.	19,580	707,964
Hyundai Engineering & Construction Co., Ltd.	14,670	793,761
Hyundai Heavy Industries Co., Ltd.	3,413	519,221
Hyundai Marine & Fire Insurance Co., Ltd.	17,150	315,158
Hyundai Merchant Marine Co., Ltd.	19,000	448,280
Hyundai Mipo Dockyard Co., Ltd.	3,500	368,698
Hyundai Mobis	12,600	1,766,788
Hyundai Motor Co.	32,690	3,085,847
Hyundai Motor Co., PFC Shares	12,900	446,263
Hyundai Securities Co., Ltd.	31,200	432,404
Hyundai Steel Co.	15,700	1,009,974
Industrial Bank of Korea(1)	53,200	649,096
Kangwon Land, Inc.	36,658	540,175
KB Financial Group, Inc.(1)	53,129	2,726,257
KB Financial Group, Inc. ADR(1)	19,488	1,003,047
KCC Corp.	1,710	512,055
KIWOOM Securities Co., Ltd.	7,100	269,125
Korea Electric Power Corp.(1)	55,810	1,699,061
Korea Exchange Bank	61,400	718,229
Korea Express Co., Ltd.(1)	4,378	257,199
Korea Gas Corp.	15,700	708,918
Korea Investment Holdings Co., Ltd.	10,400	307,527
Korea Zinc Co., Ltd.	2,300	340,936
Korean Air Lines Co., Ltd.(1)	16,966	688,957
Korean Reinsurance Co.	25,900	259,877
KT Corp.	87,949	3,027,885
KT&G Corp.	27,980	1,695,135
KTB Securities Co., Ltd.(1)	80,000	337,368
LG Chem, Ltd.	11,904	2,206,215
LG Corp.	19,570	1,307,371
LG Dacom Corp.	22,300	377,661
LG Display Co., Ltd.	19,700	565,488
LG Electronics, Inc.	17,096	1,815,222
LG Electronics, Inc., PFC Shares	3,600	160,924
LG Hausys, Ltd.(1)	1,611	172,753
LG Household & Health Care, Ltd.	2,300	515,023
LG Life Sciences, Ltd.(1)	3,500	216,046
LG Telecom, Ltd.	60,350	434,997
LIG Insurance Co., Ltd.	14,790	297,444
Lotte Shopping Co., Ltd.	3,700	993,572

Security	Shares	Value
LS Corp.	7,030	$612,538
LS Industrial Systems Co., Ltd.	4,500	354,199
Macquarie Korea Infrastructure Fund	48,875	212,286
MegaStudy Co., Ltd.	630	129,039
Mirae Asset Securities Co., Ltd.	5,670	337,099
Namhae Chemical Corp.	22,000	300,391
NCsoft Corp.	5,300	757,936
NHN Corp.(1)	5,558	815,574
Nong Shim Co., Ltd.	1,100	237,510
OCI Co., Ltd.	2,100	469,022
ORION Corp.	1,000	190,676
Pacific Corp.	2,641	350,141
POSCO	14,800	6,127,931
S-Oil Corp.	16,572	875,006
S1 Corp.	3,630	159,294
Samchully Co., Ltd.	1,300	160,126
Samsung Card Co., Ltd.	14,260	636,592
Samsung Corp.	13,630	626,555
Samsung Digital Imaging Co., Ltd.(1)	2,554	106,825
Samsung Electro-Mechanics Co., Ltd.	16,480	1,415,894
Samsung Electronics Co., Ltd.	16,100	11,115,272
Samsung Electronics Co., Ltd., PFC Shares	620	258,883
Samsung Engineering Co., Ltd.	2,300	202,245
Samsung Fine Chemicals Co., Ltd.	4,300	197,216
Samsung Fire & Marine Insurance Co., Ltd.	9,174	1,872,656
Samsung Heavy Industries Co., Ltd.	30,100	651,324
Samsung SDI Co., Ltd.	5,500	693,834
Samsung Securities Co., Ltd.	12,812	744,623
Samsung Techwin Co., Ltd.	5,685	448,926
Shinhan Financial Group Co., Ltd.(1)	92,862	3,700,941
Shinsegae Co., Ltd.	2,391	1,203,918
SK Chemicals Co., Ltd.	3,200	177,798
SK Energy Co., Ltd.	14,271	1,519,625
SK Holdings Co., Ltd.	4,141	394,203
SK Networks Co., Ltd.	13,500	144,856
SK Telecom Co., Ltd.	11,700	1,816,422
SK Telecom Co., Ltd. ADR	25,326	441,939
STX Pan Ocean Co., Ltd.	36,891	351,009
Taekwang Industrial Co., Ltd.	180	133,275
Taihan Electric Wire Co., Ltd.	8,600	161,831
Tong Yang Major Corp.(1)	21,700	97,713
Tong Yang Securities, Inc.	17,500	193,507
Woongjin Coway Co., Ltd.	15,560	498,814
Woori Finance Holdings Co., Ltd.(1)	39,500	531,853
Woori Investment & Securities Co., Ltd.	31,000	438,563
Yuhan Corp.	2,151	347,348

		$92,441,150

Taiwan — 5.9%
Acer, Inc.	392,850	$998,697
Advanced Semiconductor Engineering, Inc.	579,062	479,547
Advanced Semiconductor Engineering, Inc. ADR	32,475	134,122
Advantech Co., Ltd.	49,863	92,691
Altek Corp.	140,178	257,429
Ambassador Hotel	221,000	232,502
Asia Cement Corp.	530,389	592,004
Asia Optical Co., Inc.	73,913	131,629
Asustek Computer, Inc.	798,772	1,366,266
AU Optronics Corp.	1,145,075	1,113,081
AU Optronics Corp. ADR	33,754	326,739
BES Engineering Corp.	654,000	183,724
Catcher Technology Co., Ltd.	146,247	387,376

Security	Shares	Value
Cathay Financial Holding Co., Ltd.(1)	1,291,000	$2,133,920
Cathay Real Estate Development Co., Ltd.(1)	165,000	67,994
Chang Hwa Commercial Bank	1,369,000	625,613
Cheng Shin Rubber Industry Co., Ltd.	521,495	1,099,371
Cheng Uei Precision Industry Co., Ltd.	27,128	55,105
Chi Mei Optoelectronics Corp.(1)	1,100,000	577,067
Chicony Electronics Co., Ltd.	138,508	311,800
China Airlines, Ltd.(1)	399,723	133,404
China Development Financial Holding Corp.(1)	2,790,728	739,079
China Life Insurance Co., Ltd.(1)	635,000	450,319
China Motor Corp.(1)	148,930	98,901
China Petrochemical Development Corp.(1)	779,000	253,263
China Steel Corp.	2,217,996	2,055,572
Chinatrust Financial Holding Co., Ltd.	2,035,450	1,313,765
Chong Hong Construction Co., Ltd.	31,500	68,455
Chunghwa Picture Tubes, Ltd.(1)	1,309,000	150,277
Chunghwa Telecom Co., Ltd.	2,253,776	4,066,516
Clevo Co.(1)	191,178	263,478
CMC Magnetics Corp.(1)	370,000	95,058
Compal Electronics, Inc.	571,204	662,213
Coretronic Corp.	85,312	105,618
D-Link Corp.	109,590	96,794
Delta Electronics, Inc.	337,603	958,322
Dynapack International Technology Corp.	67,666	236,013
E.Sun Financial Holding Co., Ltd.(1)	658,811	273,611
Elan Microelectronics Corp.	142,410	215,198
Epistar Corp.	138,439	497,840
EVA Airways Corp.(1)	422,404	165,943
Evergreen International Storage & Transport Corp.(1)	266,000	240,311
Evergreen Marine Corp.(1)	754,292	432,980
Everlight Electronics Co., Ltd.	46,075	149,995
Far Eastern International Bank(1)	175,379	51,623
Far Eastern Textile, Ltd.	599,210	700,848
Far EasTone Telecommunications Co., Ltd.	1,012,364	1,182,650
Faraday Technology Corp.	111,650	200,918
Farglory Land Development Co., Ltd.	53,919	129,765
Feng Hsin Iron & Steel Co., Ltd.	172,000	281,852
First Financial Holding Co., Ltd.	1,323,221	821,657
First Steamship Co., Ltd.	119,084	142,381
Formosa Chemicals & Fibre Corp.	1,174,364	2,250,540
Formosa International Hotels Corp.	22,990	288,480
Formosa Petrochemical Corp.	985,153	2,572,055
Formosa Plastics Corp.	1,337,436	2,719,533
Formosa Taffeta Co., Ltd.	545,000	363,460
Foxconn International Holdings, Ltd.(1)	522,000	345,321
Foxconn Technology Co., Ltd.	167,175	472,583
Fubon Financial Holding Co., Ltd.(1)	1,450,000	1,629,909
Giant Manufacturing Co., Ltd.	161,280	435,233
Great Wall Enterprise Co., Ltd.	213,748	226,812
HannStar Display Corp.(1)	1,131,308	247,165
Highwealth Construction Corp.	208,691	260,918
Hon Hai Precision Industry Co., Ltd.	1,195,758	4,774,725
Hotai Motor Co., Ltd.	98,000	238,627
HTC Corp.	118,678	1,298,981
Hua Nan Financial Holdings Co., Ltd.	1,192,884	746,231
Huaku Development Co., Ltd.	168,000	422,099
Innolux Display Corp.	554,140	702,304
Inotera Memories, Inc.(1)	502,000	321,193
Inventec Co., Ltd.	277,477	160,103
KGI Securities Co., Ltd.	595,000	319,062
King Yuan Electronics Co., Ltd.	146,274	56,682
Kinsus Interconnect Technology Corp.	56,280	163,474

Security	Shares	Value
Largan Precision Co., Ltd.	45,042	$588,619
Lite-On Technology Corp.	370,447	483,931
Macronix International Co., Ltd.	478,697	262,596
MediaTek, Inc.	180,940	3,007,404
Mega Financial Holding Co., Ltd.	1,970,000	1,241,729
Merida Industry Co., Ltd.	161,000	269,086
Mitac International Corp.	129,073	56,224
Motech Industries, Inc.	45,527	124,186
Nan Kang Rubber Tire Co., Ltd.(1)	400,400	428,641
Nan Ya Plastics Corp.	1,645,538	2,684,262
Nan Ya Printed Circuit Board Corp.	23,032	79,597
Nanya Technology Corp.(1)	187,427	119,331
Novatek Microelectronics Corp., Ltd.	51,479	121,183
Pan-International Industrial Co., Ltd.	138,684	221,298
Phison Electronics Corp.	36,412	307,743
PixArt Imaging, Inc.	11,553	102,478
Polaris Securities Co., Ltd.(1)	928,295	544,606
Pou Chen Corp.	1,329,181	856,744
Powerchip Semiconductor Corp.(1)	1,907,153	175,205
Powertech Technology, Inc.	57,114	171,134
President Chain Store Corp.	619,120	1,513,355
Qisda Corp.(1)	619,000	343,422
Quanta Computer, Inc.	546,065	1,142,928
Radiant Opto-Electronics Corp.	183,340	216,562
Realtek Semiconductor Corp.	55,085	128,157
RichTek Technology Corp.	25,236	216,757
Ritek Corp.(1)	897,000	238,307
Ruentex Development Co., Ltd.	246,000	235,235
Ruentex Industries, Ltd.(1)	197,000	256,384
Shin Kong Financial Holding Co., Ltd.(1)	1,204,856	477,390
Siliconware Precision Industries Co.	127,260	179,066
Siliconware Precision Industries Co. ADR	74,607	535,678
Simplo Technology Co., Ltd.	48,400	274,008
Sincere Navigation	188,000	210,019
Sino-American Silicon Products, Inc.	57,531	137,562
SinoPac Financial Holdings Co., Ltd.(1)	1,443,000	589,715
Solar Applied Materials Technology Corp.	74,898	168,574
Synnex Technology International Corp.	593,105	1,259,020
Tainan Spinning Co., Ltd.(1)	460,000	173,941
Taiwan Business Bank(1)	1,412,539	365,655
Taiwan Cement Corp.	689,924	772,235
Taiwan Cooperative Bank	1,015,166	622,927
Taiwan Fertilizer Co., Ltd.	207,000	736,745
Taiwan Glass Industrial Corp.	213,580	169,073
Taiwan Kolin Co., Ltd.(2)	995,000	0
Taiwan Mobile Co., Ltd.	802,281	1,482,817
Taiwan Semiconductor Manufacturing Co., Ltd.	3,947,873	7,812,837
Taiwan Tea Corp.(1)	278,635	185,913
Tatung Co., Ltd.(1)	766,000	173,981
Teco Electric & Machinery Co., Ltd.	389,000	168,744
Teco Electric & Machinery Co., Ltd. GDR(1)	42	183
Transcend Information, Inc.	63,886	227,688
Tripod Technology Corp.	48,819	124,570
TSRC Corp.	214,000	245,507
Tung Ho Steel Enterprise Corp.	293,385	309,759
U-Ming Marine Transport Corp.	202,000	338,723
Uni-President Enterprises Corp.	2,644,648	3,106,854
Unimicron Technology Corp.	108,171	131,075
United Microelectronics Corp.(1)	1,706,361	835,482
United Microelectronics Corp. ADR(1)	93,397	354,909
Vanguard International Semiconductor Corp.	234,175	101,636
Via Technologies, Inc.(1)	56,800	42,011

Security	Shares	Value
Walsin Lihwa Corp.(1)	1,085,980	$371,562
Wan Hai Lines, Ltd.(1)	577,500	306,019
Waterland Financial Holdings	348,978	110,910
Winbond Electronics Corp.(1)	338,000	68,300
Wistron Corp.	292,889	543,419
WPG Holdings Co., Ltd.	196,823	277,664
Yageo Corp.	303,000	84,605
Yang Ming Marine Transport	667,916	261,840
Yuanta Financial Holding Co., Ltd.	2,002,030	1,475,424
Yuen Foong Yu Paper Manufacturing Co., Ltd.(1)	321,873	110,199
Yulon Motor Co., Ltd.	525,420	599,699
Zinwell Corp.	179,486	366,442

		$92,444,270

Thailand — 3.1%
Advanced Info Service PCL(5)	1,628,100	$4,592,889
Airports of Thailand PCL(5)	425,700	538,337
Asian Property Development PCL(5)	1,841,000	358,171
Bangkok Bank PCL	575,800	2,076,783
Bangkok Bank PCL(5)	264,800	971,576
Bangkok Bank PCL NVDR	35,000	126,235
Bangkok Dusit Medical Services PCL(5)	781,000	601,938
Bangkok Expressway PCL(5)	470,900	260,750
Bank of Ayudhya PCL(5)	1,814,000	1,039,904
Banpu PCL(5)	135,800	1,730,990
BEC World PCL(5)	2,033,100	1,375,279
Big C Supercenter PCL(5)	113,000	147,972
Bumrungrad Hospital PCL(5)	503,200	444,310
Cal-Comp Electronics (Thailand) PCL(5)	1,800,000	187,489
Central Pattana PCL(5)	540,700	377,082
Ch. Karnchang PCL(5)	968,000	182,532
Charoen Pokphand Foods PCL(5)	5,627,300	1,339,031
CP ALL PCL(5)	4,567,700	2,748,003
Delta Electronics (Thailand) PCL(5)	934,670	495,171
Electricity Generating PCL(5)	189,500	436,459
G Steel PCL(1)(5)	3,786,500	60,067
Glow Energy PCL(5)	407,100	399,058
Hana Microelectronics PCL(5)	1,084,100	619,764
IRPC PCL(5)	3,989,000	518,176
Kasikornbank PCL	1,026,000	2,691,988
Kiatnakin Bank PCL(5)	125,000	85,304
Krung Thai Bank PCL(5)	2,016,100	546,115
Land & Houses PCL	697,800	139,251
Land & Houses PCL(5)	5,499,500	1,139,079
Loxley PCL(1)(5)	2,001,400	180,911
Major Cineplex Group PCL(5)	754,100	189,597
Minor International PCL(5)	3,079,174	1,142,824
Precious Shipping PCL(5)	622,500	333,515
PTT Aromatics & Refining PCL(5)	442,058	322,844
PTT Chemical PCL(5)	127,289	279,076
PTT Exploration & Production PCL(5)	783,100	3,386,948
PTT PCL(5)	588,500	4,579,766
Quality House PCL(5)	4,710,000	315,786
Ratchaburi Electricity Generating Holding PCL(5)	578,300	649,095
Saha-Union PCL(5)	98,700	51,403
Sahaviriya Steel Industries PCL(1)	3,429,300	104,696
Samart Corp. PCL(5)	1,606,500	322,165
Shin Corp. PCL(5)	426,000	328,330
Siam Cement PCL	53,000	351,185
Siam Cement PCL(5)	340,600	2,267,183
Siam City Bank PCL(5)	896,500	622,532
Siam City Cement PCL(5)	42,900	301,751

Security	Shares	Value
Siam Commercial Bank PCL(5)	722,800	$1,830,798
Siam Makro PCL(5)	157,600	349,069
Sino Thai Engineering & Construction PCL(1)(5)	1,553,400	306,867
Thai Airways International PCL(1)(5)	520,200	347,215
Thai Beverage PCL	3,621,000	641,410
Thai Oil PCL(5)	490,400	664,190
Thai Plastic & Chemicals PCL(5)	215,100	117,819
Thai Stanley Electric PCL(5)	26,000	84,825
Thai Union Frozen Products PCL(5)	872,300	672,305
Thanachart Capital PCL(5)	523,300	274,102
Thoresen Thai Agencies PCL(5)	395,890	308,086
TMB Bank PCL(1)(5)	3,870,000	137,842
Total Access Communication PCL	475,000	573,856
TPI Polene PCL(1)(5)	305,500	96,926
True Corp. PCL(1)(5)	3,934,500	388,622

		$48,753,242

Turkey — 3.3%
Adana Cimento Sanayii TAS	63,520	$259,972
Akbank TAS	491,611	2,862,038
Akcansa Cimento AS	38,000	155,037
Akenerji Elektrik Uretim AS	33,055	312,309
Aksa Akrilik Kimya Sanayii AS(1)	228,054	237,969
Aksigorta AS	99,300	356,894
Alarko Holding AS	207,704	572,447
Anadolu Anonim Turk Sigorta Sirketi	93,286	82,583
Anadolu Cam Sanayii AS(1)	60,819	77,148
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	2,425,839
Arcelik AS(1)	219,421	640,355
Asya Katilim Bankasi AS(1)	389,200	818,819
Aygaz AS	177,606	697,309
Bagfas Bandirma Gubre Fabrikalari AS	8,000	405,582
BIM Birlesik Magazalar AS	46,548	1,904,083
Bursa Cimento Fabrikasi AS	40,782	144,833
Cimsa Cimento Sanayi ve Ticaret AS	64,400	286,345
Coca-Cola Icecek AS	65,400	466,051
Dogan Sirketler Grubu Holding AS(1)	985,552	746,758
Dogus Otomotiv Servis ve Ticaret AS(1)	31,400	108,590
Eczacibasi Ilac Sanayi ve Ticaret AS	121,500	131,023
Enka Insaat ve Sanayi AS	377,695	1,614,237
Eregli Demir ve Celik Fabrikalari TAS(1)	710,494	3,088,849
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	253,277
GSD Holding AS(1)	219,000	108,506
Gubre Fabrikalari TAS(1)	59,700	312,254
Haci Omer Sabanci Holding AS	332,750	1,297,306
Hurriyet Gazetecilik ve Matbaacilik AS(1)	180,726	164,902
Ihlas Holding AS(1)	581,300	204,990
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	537,495
KOC Holding AS(1)	1,246,375	3,287,312
Net Holding AS(1)	180,000	68,430
Petkim Petrokimya Holding AS(1)	89,300	454,025
Petrol Ofisi AS(1)	123,246	604,988
Sekerbank TAS(1)	148,250	251,698
Selcuk Ecza Deposu Ticaret ve Sanayi AS	202,500	331,253
Tekfen Holding AS(1)	307,071	893,179
Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii AS(1)	228,600	393,258
Tofas Turk Otomobil Fabrikasi AS	106,900	303,824
Trakya Cam Sanayii AS(1)	340,083	419,816
Tupras-Turkiye Petrol Rafinerileri AS	73,741	1,232,707
Turcas Petrolculuk AS	129,099	390,857
Turk Hava Yollari Anonim Ortakligi (THY) AS	666,740	1,738,965
Turk Sise ve Cam Fabrikalari AS(1)	458,603	491,110

Security	Shares	Value
Turk Telekomunikasyon AS	160,000	$482,955
Turk Traktor ve Ziraat Makineleri AS	17,700	98,980
Turkcell Iletisim Hizmetleri AS	683,494	4,888,505
Turkcell Iletisim Hizmetleri AS ADR	38,494	687,888
Turkiye Garanti Bankasi AS(1)	1,538,174	5,843,209
Turkiye Halk Bankasi AS	203,500	1,216,243
Turkiye Is Bankasi	651,188	2,559,207
Turkiye Sinai Kalkinma Bankasi AS(1)	119,997	119,428
Turkiye Vakiflar Bankasi TAO(1)	491,121	1,130,535
Ulker Gida Sanayi ve Ticaret AS	89,129	216,654
Vestel Beyaz Esya Sanayi ve Ticaret AS	186,000	355,850
Vestel Elektronik Sanayi ve Ticaret AS(1)	81,607	130,083
Yapi ve Kredi Bankasi AS(1)	616,893	1,352,516
Yazicilar Holding AS	39,000	237,388
Zorlu Enerji Elektrik Uretim AS(1)	36,100	78,342

		$51,533,005

United Arab Emirates — 1.5%
Aabar Petroleum Investments Co. (PJSC)(1)	942,500	$664,006
Abu Dhabi Commercial Bank	1,552,586	1,025,127
Abu Dhabi National Hotels	832,200	1,010,499
Air Arabia	3,792,100	1,170,130
Ajman Bank (PJSC)(1)	1,582,800	500,247
Aldar Properties (PJSC)	997,500	1,647,773
Arabtec Holding Co.(1)	2,043,900	1,851,951
Aramex (PJSC)(1)	2,882,464	1,381,192
Dana Gas(1)	7,928,000	2,575,527
DP World, Ltd.	3,908,940	2,180,258
Dubai Financial Market	2,909,600	1,864,659
Dubai Investments (PJSC)	317,768	120,530
Emaar Properties (PJSC)(1)	1,873,900	2,048,530
Emirates NBD (PJSC)	297,000	354,200
First Gulf Bank (PJSC)	174,400	777,410
Gulf Navigation Holding	1,360,300	301,773
Islamic Arabic Insurance Co.(1)	1,335,600	505,678
National Bank of Abu Dhabi (PJSC)	99,000	364,328
Ras Al Khaimah Cement Co.	965,600	367,286
Ras Al Khaimah Co.(1)	444,300	124,416
Ras Al Khaimah Properties (PJSC)	2,126,400	484,332
Sorouh Real Estate Co.	733,300	790,646
Takaful Al Emarat Insurance Co.(1)	575,600	302,099
Union National Bank	174,790	208,164
Union Properties (PJSC)(1)	1,288,350	351,913
Waha Capital (PJSC)	1,717,400	438,414

		$23,411,088

Vietnam — 0.3%
FPT Corp.	71,900	$346,712
PetroVietnam Drilling and Well Services JSC	71,510	389,193
Petrovietnam Fertilizer and Chemical JSC	147,340	387,771
Pha Lai Thermal Power JSC(1)	99,500	152,779
Saigon Securities, Inc.	198,960	921,202
Songda Urban & Industrial Zone Investment and Development JSC	77,140	817,080
Tan Tao Investment Industry Co.(1)	189,750	424,316
Vietnam Dairy Products JSC	86,600	435,424
Vincom JSC	234,242	838,033
Vinh Son - Song Hinh Hydropower JSC	118,100	259,125

		$4,971,635

Total Common Stocks (identified cost $1,080,812,491)		$1,547,685,168

Convertible Bonds — 0.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Oman — 0.0%
Bank Muscat SAOG, 7.00%, 3/20/14	$22	$54,760

		$54,760

Total Convertible Bonds (identified cost $0)		$54,760

Equity-Linked Securities — 0.5%

	Maturity
Security	Date	Shares	Value
Al Rajhi Bank (HSBC Bank plc)(4)(6)	4/30/12	60,200	$1,199,907
Alinma Bank (HSBC Bank plc)(1)(4)(6)	6/4/12	102,800	367,314
Almarai Co., Ltd. (HSBC Bank plc)(1)(4)(6)	3/27/12	9,200	417,039
Bank Albilad (HSBC Bank plc)(1)(4)(6)	9/21/12	59,100	350,637
Dar Al Arkan Real Estate Development Co. (HSBC Bank plc)(1)(4)(6)	8/13/12	70,500	297,960
Etihad Etisalat Co. (HSBC Bank plc)(1)(4)(6)	4/2/12	73,100	810,869
National Industrialization C (HSBC Bank plc)(1)(4)(6)	5/14/12	72,300	425,096
Riyad Bank (HSBC Bank plc)(4)(6)	6/11/12	33,500	267,089
Samba Financial Group (HSBC Bank plc)(4)(6)	4/30/12	31,300	496,593
Saudi Arabian Fertilizer Co. (HSBC Bank plc)(1)(4)(6)	6/4/12	10,600	353,310
Saudi Basic Industries Corp. (HSBC Bank plc)(1)(4)(6)	3/26/12	56,800	1,211,652
Saudi Industrial Investment Group (HSBC Bank plc)(1)(4)(6)	6/11/12	49,800	305,420
Saudi Kayan Petrochemical Co. (HSBC Bank plc)(1)(4)(6)	6/4/12	77,300	316,393
Saudi Telecom Co. (HSBC Bank plc)(4)(6)	5/21/12	44,900	601,620

Total Equity-Linked Securities (identified cost $6,849,457)			$7,420,899

Investment Funds — 0.8%

Security	Shares	Value

Saudi Arabia Investment Fund, Ltd.	119,982	$4,871,269
Vietnam Enterprise Investments, Ltd.(1)	3,974,633	7,154,339
Vietnam Growth Fund, Ltd.(1)	17,646	154,403

Total Investment Funds (identified cost $15,478,578)		$12,180,011

Rights(1) — 0.0%

Security	Shares	Value

Cadbury Nigeria PLC, Exp. 10/30/09	933,333	$0
IJM Corp. Bhd, Exp. 10/16/09	61,292	75,265
Paladin Capital, Ltd., Exp. 10/9/09	21,000	671
Polski Koncern Miesny Duda SA	48,000	0
SG-SSB, Ltd., Exp. 12/31/09	148,000	16,342
Zorlu Enerji Elektrik Uretim AS, Exp. 10/2/09	36,100	139,875

Total Rights (identified cost $60,845)		$232,153

Warrants(1) — 0.0%

Security	Shares	Value
Bangkok Land PCL, Exp. 5/2/13, strike THB 1.10	1,565,465	$11,714
IJM Corp. Bhd, Exp. 9/11/13, strike MYR 1.35	43,780	13,155
Ticon Industrial Connection PCL, Exp. 5/20/11, strike THB 8.00	31,900	2,120
Ticon Industrial Connection PCL, Exp. 1/31/14, strike THB 20.00	63,800	1,375

Total Warrants (identified cost $0)		$28,364

Short-Term Investments — 1.2%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank & Trust Repurchase Agreement, dated 9/30/09, with a maturity date of 10/1/09 and an interest rate of 0.01% collateralized by a U.S. Treasury Bill with an interest rate of 0.00%, a maturity date of 3/18/10 and a market value of $19,104,704.	$18,728	$18,728,000

Total Short-Term Investments (identified cost $18,728,000)		$18,728,000

Total Investments — 100.7% (identified cost $1,121,929,371)		$1,586,329,355

Other Assets, Less Liabilities — (0.7)%		$(11,332,166)

Net Assets — 100.0%		$1,574,997,189

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities is $8,655,904 or 0.5% of the Fund’s net assets.

(5)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution in addition to the market risk of the underlying security.

(7)		Security acquired in a delayed delivery transaction.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	16.9%	$266,731,430
South African Rand	6.0	94,773,563
Mexican Peso	5.9	93,256,295
New Taiwan Dollar	5.8	90,747,318
South Korean Won	5.8	90,645,155
Hong Kong Dollar	5.5	86,674,443
Brazilian Real	5.5	86,270,724
Indian Rupee	5.3	82,996,179
Indonesian Rupiah	3.8	59,520,738
New Turkish Lira	3.2	50,984,992
Hungarian Forint	3.1	48,426,111
Thailand Baht	3.0	47,553,185
Polish Zloty	3.0	46,665,920
Malaysian Ringgit	2.7	42,427,844
Czech Koruna	2.6	40,756,009
Chilean Peso	1.8	29,119,030
Israeli Shekel	1.7	27,038,194
Qatari Rial	1.5	24,063,297
Egyptian Pound	1.5	23,048,147
Moroccan Dirham	1.4	21,839,718
Euro	1.4	21,602,622
Philippine Peso	1.4	21,573,391
United Arab Emirates Dirham	1.3	21,230,830
Romanian Leu	1.0	15,669,333
Other currency, less than 1% each	9.6	152,714,887

Total Investments	100.7%	$1,586,329,355

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	24.7%	$388,771,698
Telecommunication Services	11.3	178,441,379
Materials	11.1	175,574,733
Energy	10.4	164,335,225
Industrials	10.2	160,510,583
Consumer Staples	7.7	121,283,829
Consumer Discretionary	6.5	102,190,542
Information Technology	5.8	91,502,590
Utilities	4.4	68,567,008
Diversified	3.7	57,561,111
Health Care	2.9	46,422,129
Other	1.2	18,988,517
Investment Funds	0.8	12,180,011

Total Investments	100.7%	$1,586,329,355

The Fund did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,130,413,170

Gross unrealized appreciation	$537,001,318
Gross unrealized depreciation	(81,085,133)

Net unrealized appreciation	$455,916,185

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Indentical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$51,898,725	$499,844,652		$0	$551,743,377
Emerging Europe	36,122,963	329,969,602		0	366,092,565
Latin America	288,282,598	—		—	288,282,598
Middle East/Africa	62,296,441	279,270,187		—	341,566,628

Total Common Stocks	$438,600,727	$1,109,084,441	*	$0	$1,547,685,168
Convertible Bonds	—	54,760		—	54,760
Equity-Linked Securities	—	7,420,899		—	7,420,899
Investment Funds	—	12,180,011		—	12,180,011
Rights	17,013	215,140		—	232,153
Warrants	28,364	—		—	28,364
Short-Term Investments	—	18,728,000		—	18,728,000

Total Investments	$438,646,104	$1,147,683,251		$0	$1,586,329,355

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of June 30, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of September 30, 2009	$0

Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2009	$0

All Level 3 investments held at June 30, 2009 and September 30, 2009 were valued at $0.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009